Consolidated statement of comprehensive income - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Consolidated statement of comprehensive income
Profit/(loss) for the financial year		€ 2,624	€ 536	€ (455)
Items that may be reclassified to the income statement in subsequent years:
Foreign exchange translation differences, net of tax		(25)	133	(982)
Foreign exchange translation differences transferred to the income statement		19	(17)	(36)
Other, net of tax	[1]	1,863	(3,743)	3,066
Total items that may be reclassified to the income statement in subsequent years		1,857	(3,627)	2,048
Items that will not be reclassified to the income statement in subsequent years:
Net actuarial gains/(losses) on defined benefit pension schemes, net of tax		483	(555)	526
Total items that will not be reclassified to the income statement in subsequent periods		483	(555)	526
Other comprehensive income/(expense)		2,340	(4,182)	2,574
Total comprehensive income/(expense) for the financial year		4,964	(3,646)	2,119
Attributable to:
- Owners of the parent		4,402	(4,069)	1,696
- Non-controlling interests		562	423	423
Total comprehensive income/(expense) for the financial year		€ 4,964	€ (3,646)	€ 2,119

[1]	Principally includes the impact of the Group’s cash flow hedges deferred to other comprehensive income during the year.